Business Combinations, Goodwill and Intangible Assets (Changes in Carrying Amount of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Business Acquisition [Line Items]
Beginning of Year	$ 18,865	$ 9,835	$ 9,655	$ 18,865
Acquired Goodwill	0	9,030	180
Impairment	0	0	0
End of Year	$ 18,865	$ 18,865	$ 9,835	$ 18,865